Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries
As of December 31, 2021, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Principal subsidiaries
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

Schedule of Condensed Consolidated Statements Data for the VIEs
The following table sets forth the financial data for the VIEs on an aggregated basis. For purposes of this presentation, activity within and between the VIEs have been eliminated, but transactions with other entities within the Consolidated Group have been included without elimination. Presentation of the comparative data for 2019 and 2020 have been expanded to conform to the current year presentation.
Selected Condensed Consolidated Balance Sheets Data for the VIEs

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Cash and cash equivalents	315,346	474,143
Restricted cash	136,989	45,412
Short-term deposits	100,000	—
Accounts receivable, net	47,497	64,301
Prepayments and other current assets	78,910	216,740
Amounts due from related parties	59,284	129,364
Amounts due from Group companies (1)	1,472,386	1,379,170
Investments	231,311	449,684
Intangible assets, net	61,846	80,010
Right of use asset	826	1,701
Prepayments and other non-current assets	6,135	1,223
Other assets	71,995	13,035

Total assets	2,582,525	2,854,783

Deferred revenue and Advances from customers	651,636	563,259
Accrued liabilities and other current liabilities	492,164	500,530
Amount due to related parties	31,791	101,247
Other liabilities	59,320	12,355

Total liabilities	1,234,911	1,177,391

Total shareholders’ equity	1,347,614	1,677,392

These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

Selected Condensed Consolidated Statements
of Operation Data
for the VIEs

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Third-party revenues	8,293,317	10,738,074	10,897,479
Total cost and expenses (2)	(7,954,302)	(10,477,605)	(10,789,307)
Others, net	129,487	82,469	195,202

Income before income tax	468,502	342,938	303,374
Income tax expenses	(71,401)	(76,394)	(50,374)
Share of loss from equity method investments	(2,775)	(817)	(37)

Net income	394,326	265,727	252,963

Selected Condensed Consolidated Cash Flows Data for the VIEs

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by operating activities (3)	1,667,634	230,204	1,176,397

Capital contributions and advances to Group companies	(861,078)	(1,300,825)	(911,916)
Other investing activities	(1,023,878)	1,083,634	(197,261)

Net cash used in investing activities	(1,884,956)	(217,191)	(1,109,177)

Other financing activities	(519)	—	—

Net cash used in financing activities	(519)	—	—

Note:
(1)
Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2019, 2020, and 2021, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.

(2)	For the years ended December 31, 2019, 2020 and 2021, VIE service fees were charged by WFOE and other subsidiaries to the VIEs amounting to RMB929.6 million, RMB7,543.2 million and RMB8,664.1 million.
(3)	For the years ended December 31, 2019, 2020 and 2021, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB929.6 million, RMB7,543.2 million and RMB8,664.1 million.